N-4	Aug. 07, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
Entity Central Index Key	0000934298
Entity Investment Company Type	N-4
Document Period End Date	Aug. 07, 2026
Amendment Flag	false
New York Life Premier Variable Annuity II | Annual Death Benefit Reset (ADBR) Rider
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Brief Restrictions / Limitations [Text Block]	For policies issued prior to August 10, 2026, only available at time of application to policyowners aged 75 or younger. For policies issued on or after August 10, 2026, only available at time of application to policyowners aged 80 or younger.
Operation of Benefit [Text Block]	For policies issued prior to August 10, 2026, the ADBR Rider was available only at time of application, in jurisdictions where approved, to policyowners aged 75 or younger; for policies issued on or after August 10, 2026, the ADBR Rider is available only at time of application, in jurisdictions where approved, to policyowners aged 80 or younger.
Calculation Method of Benefit [Text Block]	We have set forth below an example of how the ADBR Rider works for an owner who is age 63. The current annual rider charge is 0.25% (for policies applied for on and after May 1, 2016 to policyowners age 75 or younger at the time the application is signed) of the ADBR Reset Value as of the last Policy Anniversary, deducted quarterly.(7) the charge for the ADBR Rider is assessed (for policies issued on or after May 2016 to policyowners aged 75 or younger at the time the application is signed): 0.25% annually (0.0625% per quarter)
New York Life Premier Variable Annuity II | ADBR Rider Charge age 75 or younger
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
New York Life Premier Variable Annuity II | ADBR Rider Charge age 76 to 80
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity II | Accidental Death Benefit Rider
Item 3. Key Information [Line Items]
Optional Benefits Footnotes [Text Block]	The minimum fee reflects the current charge for the Annual Death Benefit Rider (for policyowners aged 75 or younger at the time the application was signed), as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the Investment Preservation Rider or Investment Preservation Rider 2.0 (10 Year Holding Period), as an annualized percentage of the amount that is guaranteed under the rider.
New York Life Premier Variable Annuity II | Investment Preservation Rider 5 0
Item 10. Benefits Available [Line Items]
Brief Restrictions / Limitations [Text Block]	Only available at the time of application to policyowners aged 75 or younger (70 or younger for the 20 Year Holding Period). For applications signed on or after August 10, 2026, the 7 Year Holding Period will be available to policyowners aged 80 or younger.
Operation of Benefit [Text Block]	The IPR 5.0 is available with all Non–Qualified (other than Inherited Non–Qualified policies), IRA, SEP IRA, Simple IRA, Roth IRA, Keogh and Pension policies if the Owner (oldest Owner, if the policy is jointly owned) and the Annuitant (oldest Annuitant, if the policy had joint Annuitants) are age 75 or younger (70 or younger for the 20 Year Holding Period) on the Rider Effective Date. For applications signed on or after August 10, 2026, the 7 Year Holding Period will be available to policyowners age 80 or younger on the Rider Effective Date. The rider is not available on TSA, Inherited IRA, Inherited Roth IRA or Inherited Non–Qualified policies.You can decide to reset to increase the IPR Guaranteed Amount under the IPR 5.0. You may request to reset the Guaranteed Amount at any time while the IPR 5.0 is in effect as long as (a) the Owner (oldest Owner, if the Policy is jointly owned) and the Annuitant (oldest Annuitant, if there are joint Annuitants) are age 75 or younger; age 70 or younger (for the 20 Year Holding Period); or for applications signed on or after August 10, 2026, age 80 or younger (for the 7 Year Holding Period) and (b) prior to the reset, the Accumulation Value multiplied by the IPR Guarantee Percentage (as reflected in your policy) is greater than the Guaranteed Amount.